Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000098257 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000098257 [Member] | senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000098257 [Member] | Other utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000098257 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098257 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098257 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000098257 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000098257 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000098257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098257 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000098257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000098257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000098257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098257 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000098257 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000098257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000098257 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000098257 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000098257 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098257 [Member] | Tax Exempt Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098257 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000098257 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000098257 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000024657 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024657 [Member] | senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024657 [Member] | Other utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024657 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024657 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024657 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000024657 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000024657 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024657 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000024657 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024657 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024657 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024657 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000024657 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024657 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024657 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024657 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000024657 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000024657 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000024657 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000024657 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024657 [Member] | Tax Exempt Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024657 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000024657 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000024657 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000024659 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024659 [Member] | senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024659 [Member] | Other utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024659 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024659 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024659 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000024659 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000024659 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024659 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000024659 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024659 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024659 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024659 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000024659 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024659 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024659 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024659 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000024659 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000024659 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000024659 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000024659 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024659 [Member] | Tax Exempt Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024659 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000024659 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000024659 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000051328 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000051328 [Member] | senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000051328 [Member] | Other utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000051328 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051328 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000051328 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000051328 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000051328 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051328 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000051328 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051328 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000051328 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000051328 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000051328 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000051328 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000051328 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051328 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000051328 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000051328 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000051328 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000051328 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051328 [Member] | Tax Exempt Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051328 [Member] | Tax Exempt Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000051328 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000051328 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%